Statements of Net Assets Available for Benefits - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 10,770,029	$ 10,188,434
Receivables:
Employer contributions	62,540	64,687
Interest, dividends and other	2,500	2,608
Notes receivable from participants	32,183	33,971
Due from broker for securities sold	778	2,954
Total receivables	98,001	104,220
Total assets	10,868,030	10,292,654
Liabilities
Due to broker for securities purchased	12,574	8,194
Administrative expenses and other payables	1,567	985
Total liabilities	14,141	9,179
Net assets available for benefits	$ 10,853,889	$ 10,283,475